Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2034-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	The Board has adopted a compensation clawback policy which provides for the recoupment, under certain conditions, of certain incentive-based compensation (as defined in the policy) in the event of an accounting restatement (as defined in the policy). The Company’s cash and equity incentive plans, including the 2023 Plan, incorporate the compensation clawback policy into all awards under the plans.